Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment
Movements in prepayments on flight equipment during the six months ended June 30, 2019 and 2018 were as follows:

	Six Months Ended June 30,
	2019	2018
Prepayments on flight equipment at beginning of period	$3,024,520	$2,930,303
Prepayments during the period	522,887	828,244
Interest paid and capitalized during the period	53,905	46,582
Prepayments and capitalized interest applied to the purchase of flight equipment	(639,945)	(642,443)
Prepayments on flight equipment at end of period	$2,961,367	$3,162,686